Annual Total Returns - Voya SmallCap Opportunities Fund (Class P3 Shares) [BarChart] - Class P3 Shares - Voya SmallCap Opportunities Fund - Class P3	Sep. 30, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016
2017
2018
2019	26.71%
2020	27.72%